Expense Example - MassMutual Emerging Markets Debt Blended Total Return Fund	Jul. 01, 2024 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,290
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,359
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	538
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	1,105
Expense Example, with Redemption, 10 Years	1,954
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	622
Expense Example, with Redemption, 5 Years	1,090
Expense Example, with Redemption, 10 Years	$ 2,386